Income Taxes, Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provision for Income Taxes [Abstract]
Current tax expense	$ 2,036	$ 1,446	$ 2,389
Deferred tax (benefit) expense	12	367	(134)
Total income taxes	$ 2,048	$ 1,813	$ 2,255